Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2025
Liabilities Related To Associates And Joint Ventures
Liabilities related to associates and joint ventures

26. Liabilities related to associates and joint ventures

In November 2015, the Fundão tailings dam owned in Mariana, Minas Gerais, by Samarco Mineração S.A. (“Samarco”) experienced a failure, flooding certain communities and impacting communities and the environment along the Doce River. The dam failure resulted in 19 fatalities and caused property and environmental damage to the affected areas. Samarco is a joint venture equally owned by Vale S.A. and BHP Billiton Brasil Ltda. (‘‘BHPB’’).

Thus, Vale, Samarco, and BHPB entered into agreements with the Federal Union, the States of Minas Gerais and Espírito Santo, and some other federal and state agencies, establishing the creation of socioenvironmental and socioeconomic programs aimed at adopting measures for mitigation, remediation, and compensation of damages. However, the requirements established reparation measures in the agreements could not be fully implemented within the established period, and the involved parties began initiated further negotiations to seek a definitive agreement for the resolution of all obligations related to the dam collapse.

a) Changes in provision related to the Samarco dam failure

In 2025, the Company recognized an addition to the provision in the amount of US$616 comprised of US$449 related to the change in the prognosis of the claim in the United Kingdom and US$167 substantially related to a revision on the costs to complete individual indemnification programs, as presented below:

Total
Balance as of December 31, 2024	3,663
Increase in the provision and changes in estimates	616
Monetary and present value adjustments	188
Disbursements	(2,298)
Translation adjustments	444
Balance as of December 31, 2025	2,613

The cash outflows to meet the obligations are discounted to present value at an annual rate in real terms, which decreased from 7.30% on December 31, 2024, to 7.66% on December 31, 2025.

b) Definitive Settlement for the full reparation

In October 2024, Vale, Samarco and BHPB, together with the Brazilian Federal Government, the State Governments of Minas Gerais and Espírito Santo, the Federal and State Public Prosecutors’ and Public Defenders’ Offices and other Brazilian public entities (jointly, “the Parties”) entered into an agreement for the integral and definitive reparation of the impacts derived from the Fundão dam collapse, in Mariana, Minas Gerais ("Definitive Settlement") which was ratified in November 2024.

The Definitive Settlement, estimated in US$31.7 billion (R$170 billion), replaced all previous agreements and covers both disbursements made prior to its ratification and new financial commitments, which will be paid over 20 years in remediation and compensation actions. In addition, it provides for initiatives to be implemented by Samarco, with disbursements estimated to occur within the three years following ratification.

Samarco has primary responsibility for the obligations, while Vale and BHPB hold subsidiary responsibility in proportion to their 50% ownership interests, in case Samarco fails to comply such obligations. The judicial ratification of the agreement extinguished several significant lawsuits filed in Brazil, for which the requests for dismissal were jointly submitted by Vale, BHPB, and Samarco.

As a result of the Definitive Settlement, the Company recognized an additional provision in the amount of US$956 as of December 31, 2024, which reflects the estimated amount of future disbursements required to address all aspects related to the Definitive Agreement and Samarco’s financial capacity to make future payments (see item “d” below).

In 2025, the Company recognized an additional provision of US$167, substantially related to a revision of the estimated costs to complete the individual compensation programs.

c) Remaining legal proceedings

With the Definitive Agreement, the public civil actions brought by the Brazilian Justice Institutions and Brazilian public authorities were substantially resolved and the parameters for compliance with the reparation and compensation for damages were defined. Thus, the remaining most relevant legal proceedings are shown below:

Claims in the United Kingdom and the Netherlands

In July 2024, Vale and BHP have entered into a confidential agreement without any admission of liability pursuant to Vale and BHP will share equally any potential payment obligations arising from the UK and Dutch Claims, described below.

London claim - As a result of the rupture of Samarco’s Fundão dam failure, BHP Group Ltd (“BHP”) was named as defendant in group action claims for damages filed in the courts of England and Wales for approximately 610,000 claimants, between individuals, companies and municipalities from Brazil that were supposedly affected by the Samarco dam failure (the “UK Claim”).

The proceeding was structured in phases, with the first phase devoted to assessing BHP’s liability for the Fundão dam failure. Following the trial of the first phase, held between October 2024 and March 2025, the English court issued a decision in November 2025 recognizing BHP’s liability under Brazilian law. The decision also confirmed the validity of the waivers and release agreements executed by claimants who had already been compensated in Brazil, which will reduce the number of claimants and the amount of the claims.

As a result of this decision, the likelihood of loss in relation to this proceeding was reclassified as probable, and the Company recognized an additional provision of US$449 in the income statement as "Equity results and other results in associates and joint ventures", which is presented in the statement of financial position as "Liabilities related to associates and joint ventures", as it is associated with the failure of the Fundão tailings dam, owned by Samarco.

BHP submitted a request for permission to appeal the first-phase decision, which is currently pending review. Any potential appeal does not suspend the progress of the proceedings, which will move forward to the second phase of trial, aimed at the discussion and determination of matters relating to the admissibility and extent of damages. The commencement of which is expected to take place in 2027. Subsequently, it is also likely that the English court will establish a third phase to determine the amounts of any potential compensation awards.

Netherlands proceeding - A proceeding was filed against the Company by certain Brazilian municipalities, a company, and a foundation that represents thousands of individuals and some entities, alleging that they were affected by the failure of Samarco’s Fundão dam in 2015.

In March 2024, a court in Amsterdam granted a preliminary injunction freezing the shares in Vale Holdings B.V., a wholly owned subsidiary incorporated in the Netherlands, and the economic rights attached to those shares, for securing the approximate amount of US$1,082 (EUR920 million). In 2025, with the adherence of three municipalities (Iapu, Ponte Nova and Rio Casca) to the Definitive Agreement, they ceased to be part of the litigation and the securing amount was reduced to approximately US$876 (EUR745.4 million).

In October 2025, Vale submitted its defense regarding jurisdiction in the lawsuit filed against the Company, and the first hearing of the first stage of the proceedings is expected to take place in the second half of 2026.

The likelihood of loss of this proceeding is considered possible. However, considering the initial phase, it is not yet possible to reliably estimate the amount of a potential loss, and an estimate may become quantifiable as the case progresses.

d) Judicial reorganization of Samarco

In April 2021, Samarco filed for Judicial Reorganization (“JR”) with the Courts of Minas Gerais to renegotiate its debt, which was held by bondholders abroad. The purpose of JR was to restructure Samarco’s debts and establish an independent and sustainable financial position, allowing Samarco to keep working to resume its operations safely and to fulfill its obligations for mitigation, remediation, and compensation of damages.

In May 2023, Vale S.A. entered into a binding agreement jointly with BHPB, Samarco and certain creditors which hold together more than 50% of Samarco's debt, setting the parameters of Samarco’s debt restructuring to be implemented through a consensual restructuring plan, which was approved by the creditors, submitted to the JR Court in July 2023, and confirmed by the judge in September 2023.

In December 2023, Samarco’s existing US$4.8 billion financial debt held by creditors was exchanged for approximately US$3.9 billion of long-term unsecured debt, bearing interest from 2023 to 2031.

After the execution of the plan, Samarco has a lean capital structure, in line with its operational ramp-up and cash flow generation. The plan considers the fund for the reparation and compensation programs capped at US$1 billion from 2024 to 2030, of which US$434 has already been incurred, and additional contributions after that period due to its projected cash flows generation.

In August 2025, Samarco's judicial reorganization process was concluded by decision of the 2nd Business Court of the District of Belo Horizonte, with a favorable opinion from the Public Prosecutor's Office of the State of Minas Gerais, which concluded that the judicial reorganization had fulfilled its purpose. Samarco will continue to comply with the remaining obligations, in accordance with the terms and deadlines established.

e) Summarized financial information

The summarized financial information of Samarco are as follows. The stand-alone financial statements of Samarco may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

Year ended December 31,	2025	2024
Current assets	1,028	659
Non-current assets	5,758	2,924
Assets	6,786	3,583

Current liabilities	2,543	4,026
Non-current liabilities	20,228	17,603
Liabilities	22,771	21,629
Negative reserves	(15,985)	(18,046)

Loss for the year ended	(4,622)	(7,371)

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made. The provision is recorded as "Equity method results and other results in associates and joint ventures" in the income statement.

Provisions are recognized and subsequently measured at the present value of the estimated expenditures required to settle the Company's obligation. The effect related to the passage of time is presented in the income statement of the respective period as financial results.

Critical accounting estimates and judgments

Under Brazilian legislation and the terms of the joint venture agreement, the Company does not have an obligation to provide funding to Samarco. Accordingly, the Company’s investment in Samarco was fully impaired and no provision was recognized in relation to the Samarco’s negative equity.

The provision related to the Samarco dam failure requires the use of assumptions and estimates, which may significantly change due to: (i) the cost to complete the programs under the Definitive Agreement, (ii) the extent to which Samarco will be able to directly pay its future obligations related to remediation and compensation, considering that its cash flow projections mainly depend on Samarco's ability to resume maximum production levels and commodity prices, (iii) resolution of potential and existing legal claims, and (iv) updates to the discount rate.

As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods.